FAIR VALUE MEASUREMENT - Narrative (Details) $ in Thousands	3 Months Ended
Dec. 31, 2017 USD ($)
First Quarter Acquisitions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration related to 2017 acquisitions	$ 30,000
Fourth Quarter Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration related to 2017 acquisitions	$ 2,233
Percent of contractual amount of acquisitions recognized	51.00%